Shareholder Report, Average Annual Return (Details)	3 Months Ended	12 Months Ended	24 Months Ended	35 Months Ended	54 Months Ended	55 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
C000216362
Average Annual Return [Line Items]
Line Graph and Table Measure Name	BNY Mellon US Large Cap Core Equity ETF<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">Footnote Reference†</sup> - $23,055
C000216363
Average Annual Return [Line Items]
Line Graph and Table Measure Name	BNY Mellon US Mid Cap Core Equity ETF<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">Footnote Reference†</sup> - $21,558
C000216364
Average Annual Return [Line Items]
Line Graph and Table Measure Name	BNY Mellon US Small Cap Core Equity ETF<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">Footnote Reference†</sup> - $21,174
C000216365
Average Annual Return [Line Items]
Line Graph and Table Measure Name	BNY Mellon International Equity ETF<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">Footnote Reference†</sup> - $16,994
C000216366
Average Annual Return [Line Items]
Line Graph and Table Measure Name	BNY Mellon Emerging Markets Equity ETF<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">Footnote Reference†</sup> - $13,886
C000216367
Average Annual Return [Line Items]
Line Graph and Table Measure Name	BNY Mellon Core Bond ETF - $9,419
C000216369
Average Annual Return [Line Items]
Line Graph and Table Measure Name	BNY Mellon High Yield ETF - $13,287	Bloomberg U.S. Universal Index
C000230859
Average Annual Return [Line Items]
Line Graph and Table Measure Name	BNY Mellon Concentrated International ETF - $10,259	MSCI EAFE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
C000238330
Average Annual Return [Line Items]
Line Graph and Table Measure Name	BNY Mellon Global Infrastructure Income ETF - $13,686	MSCI ACWI Index
Without Sales Load [Member] | C000216362
Average Annual Return [Line Items]
Average Annual Return, Percent		38.54%				20.07%
Without Sales Load [Member] | C000216363
Average Annual Return [Line Items]
Average Annual Return, Percent		34.92%				18.32%
Without Sales Load [Member] | C000216364
Average Annual Return [Line Items]
Average Annual Return, Percent		32.30%				17.85%
Without Sales Load [Member] | C000216365
Average Annual Return [Line Items]
Average Annual Return, Percent		23.65%			12.43%
Without Sales Load [Member] | C000216366
Average Annual Return [Line Items]
Average Annual Return, Percent		24.11%			7.53%
Without Sales Load [Member] | C000216367
Average Annual Return [Line Items]
Average Annual Return, Percent		10.54%			(1.32%)
Without Sales Load [Member] | C000216369
Average Annual Return [Line Items]
Average Annual Return, Percent		16.19%			6.48%
Without Sales Load [Member] | C000230859
Average Annual Return [Line Items]
Average Annual Return, Percent		18.73%		0.88%
Without Sales Load [Member] | C000238330
Average Annual Return [Line Items]
Average Annual Return, Percent		27.52%	17.04%
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent		38.02%				20.05%
S&P Composite 1500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent		37.54%				20.00%
S&P Composite 1500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent		37.54%				20.00%
MSCI EAFE® Index
Average Annual Return [Line Items]
Average Annual Return, Percent		22.97%			11.72%
MSCI Emerging Markets Index
Average Annual Return [Line Items]
Average Annual Return, Percent		25.32%			7.90%
Bloomberg U.S. Aggregate Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent		10.55%			(1.26%)
Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Average Annual Return, Percent		11.20%			(0.51%)
MSCI EAFE® Index
Average Annual Return [Line Items]
Average Annual Return, Percent		22.97%		4.06%
MSCI ACWI Index
Average Annual Return [Line Items]
Average Annual Return, Percent		32.79%	22.03%
Solactive GBS United States 500 Index TR
Average Annual Return [Line Items]
Average Annual Return, Percent		38.61%				20.07%
Morningstar® US Large Cap IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent		39.61%				20.30%
Solactive GBS United States 400 Index TR
Average Annual Return [Line Items]
Average Annual Return, Percent		34.16%				18.14%
Morningstar® US Mid Cap IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent		34.69%				18.35%
Solactive GBS United States 600 Index TR
Average Annual Return [Line Items]
Average Annual Return, Percent		32.71%				19.54%
Morningstar® US Small Cap IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent		33.13%				18.05%
Solactive GBS Developed Markets ex United States Large & Mid Cap USD Index NTR
Average Annual Return [Line Items]
Average Annual Return, Percent		23.70%			11.98%
Morningstar® Developed Markets ex-US Large Cap IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent		23.82%			12.37%
Solactive GBS Emerging Markets Large & Mid Cap USD Index NTR
Average Annual Return [Line Items]
Average Annual Return, Percent		25.53%			8.34%
Morningstar® Emerging Markets Large Cap IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent		25.56%			8.15%
Bloomberg U.S. Corporate High Yield Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent		16.47%			6.74%
S&P Global Infrastructure NR Index
Average Annual Return [Line Items]
Average Annual Return, Percent		32.01%	13.63%